Schedule of Assets Measured and Carried at Fair value on Recurring Basis (Details) - Fair Value, Recurring [Member] - Mutual Fund [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	$ 933	$ 920
Gross Unrealized Gain		13
Gross Unrealized Loss
Fair Value of Current Assets		933
Fair Value of Non-Current Assets
Fair Value of Total Assets	$ 933	$ 933